Segment information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of geographical areas [line items]
Revenue	$ 41,459	$ 32,055
North America
Disclosure of geographical areas [line items]
Revenue	31,477	23,855
Rest of World
Disclosure of geographical areas [line items]
Revenue	$ 9,982	$ 8,200